Equity (Details) - Narrative		3 Months Ended		9 Months Ended
	Apr. 08, 2025 USD ($) $ / shares shares	Sep. 30, 2025 ₪ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 ₪ / shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Sep. 30, 2024 shares	Sep. 16, 2024 USD ($)	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares
Equity (Details) [Line Items]
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Shares, Issued					85,702,000		71,982,000
Shares, Outstanding					85,436,000		71,716,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized		2,700,000
Share Repurchase Program, Authorized, Amount | $									$ 50,000,000
Treasury Stock, Shares, Acquired			266,000
Treasury Stock, Value, Acquired, Cost Method | $			$ 2,000,000
Shares Acquired, Average Cost Per Share | $ / shares			$ 7.50
Fortissimo Capital Fund VI, L.P.
Equity (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction | $	$ 120,000,000
Sale of Stock, Number of Shares Issued in Transaction	11,650,485
Sale of Stock, Price Per Share | $ / shares	$ 10.30
Ordinary Shares
Equity (Details) [Line Items]
Shares, Issued			72,657,000		85,702,000	85,249,000	71,982,000	71,385,000		71,132,000	70,440,000	69,656,000
Employee Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $					$ 600,000
Weighted average period over which unrecognized compensation cost will be recognized				1 year
Restricted Stock Units (RSUs)
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $					$ 44,400,000
Weighted average period over which unrecognized compensation cost will be recognized				2 years 7 months 2 days